The Growth Fund of America®
Investment portfolio
November 30, 2019
unaudited
Common stocks 93.02% Information technology 22.50%	Shares	Value (000)
Microsoft Corp.	67,528,919	$10,222,528
Broadcom Inc.	12,385,177	3,916,317
Mastercard Inc., Class A	10,627,767	3,105,752
ASML Holding NV	6,931,660	1,886,242
ASML Holding NV (New York registered)	4,315,005	1,167,727
Taiwan Semiconductor Manufacturing Co., Ltd.	182,966,000	1,829,030
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,000	464,166
Autodesk, Inc.[1]	8,971,286	1,622,906
Fiserv, Inc.[1]	13,443,369	1,562,657
Visa Inc., Class A	7,885,261	1,454,910
ServiceNow, Inc.[1]	4,877,736	1,380,594
FleetCor Technologies, Inc.[1]	3,861,659	1,185,220
PayPal Holdings, Inc.[1]	10,496,639	1,133,742
Samsung Electronics Co., Ltd.	25,115,380	1,069,554
Fidelity National Information Services, Inc.	7,541,244	1,041,823
Applied Materials, Inc.	17,713,505	1,025,612
Intel Corp.	16,272,010	944,590
RingCentral, Inc., Class A1	4,151,247	715,966
Workday, Inc., Class A1	3,602,431	645,267
MongoDB, Inc., Class A1	4,302,939	639,847
Micron Technology, Inc.[1]	12,204,383	579,830
Atlassian Corp. PLC, Class A1	4,526,725	575,392
Square, Inc., Class A1	6,449,475	445,788
Shopify Inc., Class A, subordinate voting shares[1]	1,270,000	427,673
Keyence Corp.	1,074,000	367,371
NetApp, Inc.	5,307,874	321,604
Paycom Software, Inc.[1]	1,115,544	308,794
Adobe Inc.[1]	973,711	301,393
salesforce.com, inc.[1]	1,838,832	299,527
SS&C Technologies Holdings, Inc.	4,313,748	259,041
Analog Devices, Inc.	2,162,802	244,288
Accenture PLC, Class A	1,186,891	238,755
DocuSign, Inc.[1]	3,284,699	233,903
Trimble Inc.[1]	5,193,744	210,502
Jack Henry & Associates, Inc.	1,369,875	208,139
Global Payments Inc.	1,034,905	187,421
Qorvo, Inc.[1]	1,657,848	172,764
Apple Inc.	610,044	163,034
NortonLifeLock Inc.	6,499,405	161,835
TE Connectivity Ltd.	1,739,841	161,301
Arista Networks, Inc.[1]	803,747	156,835
VMware, Inc., Class A	999,908	155,606
Guidewire Software, Inc.[1]	1,209,889	147,401
Hexagon AB, Class B	2,599,762	146,950
Alteryx, Inc., Class A1	1,174,892	133,386
QUALCOMM Inc.	1,534,891	128,240
Amphenol Corp., Class A	1,174,892	122,189
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Slack Technologies, Inc., Class A1	3,105,009	$70,856
Slack Technologies, Inc., Class B1,2	1,785,366	40,742
Elastic NV, non-registered shares[1]	1,366,611	108,523
Dell Technologies Inc., Class C1	2,150,803	104,292
HubSpot, Inc.[1]	593,146	89,565
Lam Research Corp.	334,969	89,380
Nice Ltd. (ADR)[1]	532,951	80,737
Zoom Video Communications, Inc., Class A1	753,971	56,171
Texas Instruments Inc.	367,066	44,125
LiveRamp Holdings, Inc.[1]	670,346	33,578
Datadog, Inc., Class A1	764,156	31,155
ON Semiconductor Corp.[1]	1,292,682	27,754
CDK Global, Inc.	507,663	27,185
Zendesk, Inc.[1]	94,989	7,504
		44,684,979
Communication services 17.36%
Facebook, Inc., Class A1	54,792,884	11,048,437
Netflix, Inc.[1,3]	28,153,415	8,858,754
Alphabet Inc., Class C1	3,493,987	4,559,513
Alphabet Inc., Class A1	2,075,180	2,706,222
Charter Communications, Inc., Class A1	6,072,685	2,854,223
Activision Blizzard, Inc.	29,753,476	1,631,383
T-Mobile US, Inc.[1]	11,273,968	885,570
Comcast Corp., Class A	17,010,791	751,026
CBS Corp., Class B	6,733,384	271,894
Fox Corp., Class A	6,999,359	250,297
SoftBank Group Corp.	4,459,600	173,283
Snap Inc., Class A1	9,199,158	140,287
Nintendo Co., Ltd.	350,000	135,421
Pinterest, Inc., Class A1	4,976,432	96,941
Altice USA, Inc., Class A1	3,035,485	77,648
Spotify Technology SA1	329,970	47,037
Zillow Group, Inc., Class A1	22,845	892
		34,488,828
Health care 16.84%
UnitedHealth Group Inc.	23,100,849	6,465,235
Abbott Laboratories	31,000,587	2,649,000
Thermo Fisher Scientific Inc.	6,982,161	2,192,049
Humana Inc.	5,977,853	2,039,823
Vertex Pharmaceuticals Inc.[1]	8,199,561	1,818,253
Regeneron Pharmaceuticals, Inc.[1]	3,709,960	1,368,975
Boston Scientific Corp.[1]	30,077,247	1,300,841
Illumina, Inc.[1]	3,730,659	1,196,646
Seattle Genetics, Inc.[1,3]	9,004,376	1,083,677
Cigna Corp.	5,197,006	1,038,985
Amgen Inc.	4,391,904	1,030,868
Edwards Lifesciences Corp.[1]	3,643,494	892,437
BioMarin Pharmaceutical Inc.[1,3]	9,675,330	780,896
Centene Corp.[1]	10,501,062	634,999
DexCom, Inc.[1]	2,198,498	499,741
Teva Pharmaceutical Industries Ltd. (ADR)[1]	46,903,240	488,732
Neurocrine Biosciences, Inc.[1]	4,090,126	476,950
Allakos Inc.[1,3]	4,407,142	418,678
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Intuitive Surgical, Inc.[1]	690,629	$409,474
WellCare Health Plans, Inc.[1]	1,199,890	386,449
Insulet Corp.[1]	2,042,813	379,350
Bluebird Bio, Inc.[1,3]	4,664,016	377,505
Eli Lilly and Co.	2,976,028	349,237
Gilead Sciences, Inc.	5,117,672	344,112
Daiichi Sankyo Co., Ltd.	5,074,500	318,133
Stryker Corp.	1,551,355	317,811
ResMed Inc.	2,009,816	300,668
Sage Therapeutics, Inc.[1]	1,897,093	293,613
AbbVie Inc.	3,315,037	290,828
CVS Health Corp.	3,103,070	233,568
Zoetis Inc., Class A	1,799,835	216,916
Mettler-Toledo International Inc.[1]	299,973	215,804
Biogen Inc.[1]	686,937	205,951
NovoCure Ltd.[1]	2,099,808	193,560
Ultragenyx Pharmaceutical Inc.[1,3]	4,621,249	183,232
Novo Nordisk A/S, Class B	3,084,152	173,350
Sarepta Therapeutics, Inc.[1]	1,539,859	173,219
PerkinElmer, Inc.	1,757,839	163,303
Pfizer Inc.	4,229,613	162,925
Align Technology, Inc.[1]	584,032	161,975
Allogene Therapeutics, Inc.[1]	5,137,424	144,773
Anthem, Inc.	453,558	130,924
Molina Healthcare, Inc.[1]	814,425	110,355
Danaher Corp.	749,031	109,343
Incyte Corp.[1]	1,108,898	104,414
Madrigal Pharmaceuticals, Inc.[1,3]	819,330	90,692
Roche Holding AG, nonvoting, non-registered shares	275,975	85,055
Verily Life Sciences LLC[1,2,4,5]	673,374	83,000
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,370,274	78,544
Galapagos NV1	371,266	73,154
Integra LifeSciences Holdings Corp.[1]	1,047,904	63,912
AstraZeneca PLC	639,941	61,727
GW Pharmaceuticals PLC (ADR)[1]	387,065	39,523
Acerta Pharma BV1,2,4,5	273,779,325	33,292
BeiGene, Ltd. (ADR)[1]	94,991	19,311
		33,455,787
Consumer discretionary 11.30%
Amazon.com, Inc.[1]	4,212,009	7,584,986
Home Depot, Inc.	10,000,023	2,205,105
Alibaba Group Holding Ltd. (ADR)[1]	7,674,206	1,534,841
Alibaba Group Holding Ltd.[1]	8,000,000	202,758
Tesla, Inc.[1]	5,109,532	1,685,839
NIKE, Inc., Class B	10,874,005	1,016,611
Marriott International, Inc., Class A	6,685,678	938,402
Hilton Worldwide Holdings Inc.	7,582,506	796,163
Chipotle Mexican Grill, Inc.[1]	673,638	548,287
Booking Holdings Inc.[1]	287,624	547,645
Ross Stores, Inc.	3,468,383	402,853
D.R. Horton, Inc.	6,669,389	369,151
Norwegian Cruise Line Holdings Ltd.[1]	6,388,737	342,692
LVMH Moët Hennessy-Louis Vuitton SE	693,936	311,385
General Motors Co.	8,439,227	303,812
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Mattel, Inc.[1,3]	23,079,330	$270,028
Hermès International	325,970	244,202
Bright Horizons Family Solutions Inc.[1]	1,582,855	238,251
Grand Canyon Education, Inc.[1,3]	2,608,785	222,242
Vail Resorts, Inc.	749,931	181,986
EssilorLuxottica	1,146,179	178,047
MGM Resorts International	5,364,509	171,396
Burlington Stores, Inc.[1]	720,093	162,021
Lennar Corp., Class A	2,616,289	156,062
Domino’s Pizza, Inc.	499,954	147,136
Restaurant Brands International Inc.	2,239,795	146,998
Wynn Resorts, Ltd.	1,142,572	138,080
ServiceMaster Global Holdings, Inc.[1]	3,395,143	133,056
Royal Caribbean Cruises Ltd.	1,035,905	124,329
Floor & Decor Holdings, Inc., Class A1	2,535,507	121,730
Industria de Diseño Textil, SA	3,413,153	106,265
Caesars Entertainment Corp.[1]	7,462,902	97,316
GM Cruise Holdings LLC.[1,2,4]	5,205,500	95,000
Ollie’s Bargain Outlet Holdings, Inc.[1]	1,379,874	90,244
Dollar General Corp.	529,200	83,275
Five Below, Inc.[1]	624,943	77,312
Valeo SA, non-registered shares	1,924,824	75,832
Toll Brothers, Inc.	1,579,855	63,463
Naspers Ltd., Class N	365,149	52,186
Las Vegas Sands Corp.	799,927	50,195
YUM! Brands, Inc.	482,956	48,619
Peloton Interactive, Inc., Class A1	1,211,889	42,695
Prosus NV1	535,951	36,531
Canada Goose Holdings Inc., subordinate voting shares[1]	789,928	30,136
Wayfair Inc., Class A1	306,972	26,068
Levi Strauss & Co., Class A	1,499,863	25,168
Volkswagen AG	109,509	20,890
		22,447,289
Industrials 8.05%
TransDigm Group Inc.[3]	3,106,016	1,761,422
Airbus SE, non-registered shares	11,645,183	1,711,455
CSX Corp.	22,980,896	1,644,053
Boeing Co.	4,153,000	1,520,746
Old Dominion Freight Line, Inc.[3]	5,934,480	1,136,987
Safran SA	5,458,170	892,669
Northrop Grumman Corp.	2,039,913	717,580
General Dynamics Corp.	3,899,799	708,750
Union Pacific Corp.	3,789,671	666,944
Honeywell International Inc.	2,844,740	507,928
Lockheed Martin Corp.	1,087,900	425,402
Westinghouse Air Brake Technologies Corp.	5,060,957	397,639
L3Harris Technologies, Inc.	1,831,732	368,343
Rolls-Royce Holdings PLC[1]	34,212,062	314,870
Equifax Inc.	2,179,800	304,387
Nidec Corp.	1,749,800	258,821
Delta Air Lines, Inc.	4,283,608	245,494
Middleby Corp.[1]	2,028,714	234,844
MTU Aero Engines AG	846,574	229,344
IDEX Corp.	1,399,872	227,815
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Uber Technologies, Inc.[1]	7,150,043	$211,641
Waste Management, Inc.	1,869,829	211,122
Norfolk Southern Corp.	1,086,901	210,315
Parker-Hannifin Corp.	1,036,756	206,097
ASGN Inc.[1]	2,100,808	140,775
BWX Technologies, Inc.	2,168,202	130,374
Fortive Corp.	1,717,843	123,977
Deere & Co.	687,596	115,551
Waste Connections, Inc.	1,068,902	96,789
International Consolidated Airlines Group, SA (CDI)	12,748,833	91,348
Epiroc AB, Class B	4,365,604	49,066
Epiroc AB, Class A	650,632	7,594
Harmonic Drive Systems Inc.	1,284,900	55,819
Armstrong World Industries, Inc.	484,556	46,527
Stericycle, Inc.[1]	345,497	21,704
		15,994,192
Financials 7.50%
Berkshire Hathaway Inc., Class A1	6,594	2,179,285
Berkshire Hathaway Inc., Class B1	3,407,913	750,763
JPMorgan Chase & Co.	13,771,206	1,814,494
CME Group Inc., Class A	4,448,393	901,823
First Republic Bank	6,884,800	756,640
PNC Financial Services Group, Inc.	4,887,566	748,824
Goldman Sachs Group, Inc.	2,879,036	637,275
Intercontinental Exchange, Inc.	6,518,185	613,817
Capital One Financial Corp.	5,618,953	561,951
American International Group, Inc.	10,560,193	556,100
HDFC Bank Ltd.	18,786,816	333,887
HDFC Bank Ltd. (ADR)	3,223,705	199,064
Bank of America Corp.	14,963,630	498,588
AIA Group Ltd.	49,390,488	494,659
Legal & General Group PLC	111,974,642	406,806
Fannie Mae[1]	120,976,036	335,104
Wells Fargo & Co.	5,859,464	319,106
Marsh & McLennan Companies, Inc.	2,817,492	304,486
BlackRock, Inc.	499,955	247,433
Discover Financial Services	2,877,737	244,234
Onex Corp.	3,940,844	234,676
Federal Home Loan Mortgage Corp.[1]	91,921,185	233,480
Morgan Stanley	4,495,588	222,442
London Stock Exchange Group PLC	2,247,394	199,746
Chubb Ltd.	1,299,881	196,906
SVB Financial Group[1]	761,630	176,492
Arch Capital Group Ltd.[1]	3,899,643	163,668
Moody’s Corp.	671,938	152,308
The Blackstone Group Inc., Class A	1,668,042	90,441
Royal Bank of Canada	867,921	71,045
MSCI Inc.	260,684	67,567
State Street Corp.	789,928	59,324
Ares Management Corp., Class A	1,626,151	53,809
Bank of New York Mellon Corp.	1,030,906	50,483
Fifth Third Bancorp	559,249	16,884
		14,893,610
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks (continued) Consumer staples 3.23%	Shares	Value (000)
Philip Morris International Inc.	18,712,642	$1,551,839
Costco Wholesale Corp.	4,843,262	1,452,058
Constellation Brands, Inc., Class A	4,226,413	786,366
Herbalife Nutrition Ltd.[1,3]	9,172,446	418,355
Reckitt Benckiser Group PLC	4,899,951	384,424
Altria Group, Inc.	7,661,099	380,757
Kerry Group PLC, Class A	2,765,571	354,651
Keurig Dr Pepper Inc.	9,840,199	304,456
British American Tobacco PLC	4,068,844	161,031
British American Tobacco PLC (ADR)	248,276	9,834
Pernod Ricard SA	776,929	142,686
Glanbia PLC	9,715,158	113,026
Coca-Cola European Partners PLC	1,764,838	89,054
Anheuser-Busch InBev SA/NV	989,909	78,380
JUUL Labs, Inc., Class A1,2,4,5	433,213	75,812
The Estée Lauder Companies Inc., Class A	226,579	44,289
Church & Dwight Co., Inc.	567,548	39,865
Danone SA	289,973	23,870
		6,410,753
Energy 3.19%
EOG Resources, Inc.	27,248,159	1,931,895
Concho Resources Inc.[3]	14,396,435	1,044,605
Diamondback Energy, Inc.[3]	12,827,126	992,050
Noble Energy, Inc.	17,805,904	369,651
Chevron Corp.	2,699,753	316,222
Baker Hughes Co., Class A	13,548,760	303,763
Suncor Energy Inc.	9,336,740	291,215
Pioneer Natural Resources Co.	1,394,200	178,235
Canadian Natural Resources, Ltd. (CAD denominated)	4,153,820	116,049
Canadian Natural Resources, Ltd.	1,899,826	53,138
ConocoPhillips	2,572,864	154,218
Halliburton Co.	5,338,511	112,055
Hess Corp.	1,699,844	105,543
Murphy Oil Corp.	4,474,090	102,949
Viper Energy Partners LP	2,820,872	66,911
Schlumberger Ltd.	1,670,747	60,481
Cimarex Energy Co.	1,219,888	56,078
Royal Dutch Shell PLC, Class B (ADR)	512,353	29,516
Royal Dutch Shell PLC, Class B	876,220	24,813
Equitrans Midstream Corp.	3,302,598	32,927
		6,342,314
Materials 1.70%
Sherwin-Williams Co.	1,082,100	631,005
Linde PLC	1,902,520	392,319
Shin-Etsu Chemical Co., Ltd.	3,499,000	374,339
Celanese Corp.	2,181,800	273,969
Freeport-McMoRan Inc.	21,887,696	249,082
Rio Tinto PLC	4,279,608	232,554
Vale SA, ordinary nominative	13,560,775	159,908
Vale SA, ordinary nominative (ADR)	5,202,236	61,178
Alcoa Corp.[1,3]	9,842,099	200,287
Allegheny Technologies Inc.[1,3]	7,501,413	172,983
Barrick Gold Corp.	8,767,197	147,289
The Growth Fund of America — Page 6 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Norsk Hydro ASA	28,257,059	$99,981
Dow Inc.	1,699,844	90,721
Fortescue Metals Group Ltd.	11,583,597	76,236
LyondellBasell Industries NV	805,767	74,566
DuPont de Nemours Inc.	1,035,805	67,130
Asahi Kasei Corp.	5,075,300	57,010
Packaging Corp. of America	210,523	23,557
		3,384,114
Real estate 1.31%
American Tower Corp. REIT	4,346,879	930,363
Equinix, Inc. REIT	1,606,653	910,731
Digital Realty Trust, Inc. REIT	2,294,790	277,555
SBA Communications Corp. REIT	819,925	193,888
Iron Mountain Inc. REIT	3,649,666	117,227
Redfin Corp.[1,3]	5,765,262	111,154
Crown Castle International Corp. REIT	482,956	64,552
		2,605,470
Utilities 0.04%
NextEra Energy, Inc.	313,471	73,296
Total common stocks (cost: $102,153,960,000)		184,780,632
Preferred securities 0.70% Financials 0.68%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[1]	42,328,178	450,372
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[1]	16,806,326	166,719
Fannie Mae, Series O, 7.00% noncumulative, preferred shares[1]	6,592,272	122,286
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[1]	3,695,715	35,109
Fannie Mae, Series P, 4.50% noncumulative, preferred shares[1]	755,000	7,361
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[1]	51,604,691	541,849
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	2,031,012	18,259
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative, preferred shares[1]	239,000	2,407
		1,344,362
Consumer discretionary 0.02%
Volkswagen AG, nonvoting preferred shares	210,462	40,688
Industrials 0.00%
Rolls-Royce Holdings PLC, Class C, noncumulative preferred[1,2]	1,187,398,000	1,536
Total preferred securities (cost: $1,034,472,000)		1,386,586
Rights & warrants 0.01% Financials 0.01%
American International Group, Inc., warrants, expire 2021[1]	1,999,817	22,738
Total rights & warrants (cost: $30,137,000)		22,738
The Growth Fund of America — Page 7 of 12

unaudited
Bonds, notes & other debt instruments 0.03% Corporate bonds & notes 0.03% Energy 0.03%	Principal amount (000)	Value (000)
Weatherford International LLC 9.875% 2025[6]	$15,995	$4,239
Weatherford International LLC 6.80% 2037[6]	5,000	1,305
Weatherford International PLC 5.125% 2020[6]	15,389	4,040
Weatherford International PLC 7.75% 2021[6]	6,000	1,575
Weatherford International PLC 4.50% 2022[6]	12,502	3,254
Weatherford International PLC 8.25% 2023[6]	44,220	11,939
Weatherford International PLC 9.875% 2024[6]	39,995	10,515
Weatherford International PLC 6.50% 2036[6]	5,370	1,410
Weatherford International PLC 7.00% 2038[6]	33,995	8,924
Weatherford International PLC 6.75% 2040[6]	37,479	9,779
Total bonds, notes & other debt instruments (cost: $109,472,000)		56,980
Short-term securities 6.27% Money market investments 6.27%	Shares
Capital Group Central Cash Fund 1.78%[3,7]	124,504,091	12,450,409
Total short-term securities (cost: $12,449,384,000)		12,450,409
Total investment securities 100.03% (cost: $115,777,425,000)		198,697,345
Other assets less liabilities (0.03)%		(62,570)
Net assets 100.00%		$198,634,775
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 11/30/2019 (000)
Common stocks 9.12%
Communication services 4.46%
Netflix, Inc.[1]	24,438,914	3,834,010	119,509	28,153,415	$(3,726)	$641,063	$—	$8,858,754
Health care 1.48%
Seattle Genetics, Inc.[1]	8,850,700	154,500	824	9,004,376	54	425,235	—	1,083,677
BioMarin Pharmaceutical Inc.[1]	9,545,516	130,700	886	9,675,330	46	54,578	—	780,896
Allakos Inc.[1]	3,972,600	434,945	403	4,407,142	19	33,280	—	418,678
Bluebird Bio, Inc.[1]	5,250,577	5,867	592,428	4,664,016	(66,948)	(54,352)	—	377,505
Ultragenyx Pharmaceutical Inc.[1]	4,614,346	7,326	423	4,621,249	(4)	(68,373)	—	183,232
Madrigal Pharmaceuticals, Inc.[1]	819,405	—	75	819,330	—[8]	14,740	—	90,692
								2,934,680
Consumer discretionary 0.25%
Mattel, Inc.[1]	23,392,000	—	312,670	23,079,330	(1,495)	45,770	—	270,028
Grand Canyon Education, Inc.[1]	1,500,000	1,109,020	235	2,608,785	—[8]	(80,288)	—	222,242
ServiceMaster Global Holdings, Inc.[1,9]	7,780,514	201,202	4,586,573	3,395,143	11,708	(159,793)	—	—
								492,270
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 11/30/2019 (000)
Industrials 1.46%
TransDigm Group Inc.	3,106,300	—	284	3,106,016	$135	$89,264	$—	$1,761,422
Old Dominion Freight Line, Inc.	5,974,023	—	39,543	5,934,480	315	165,220	1,016	1,136,987
								2,898,409
Consumer staples 0.21%
Herbalife Nutrition Ltd.[1]	9,145,000	28,286	840	9,172,446	24	102,346	—	418,355
Energy 1.02%
Concho Resources Inc.	13,140,553	1,257,200	1,318	14,396,435	34	(4,094)	1,800	1,044,605
Diamondback Energy, Inc.	11,480,000	1,348,300	1,174	12,827,126	(2)	(250,385)	2,390	992,050
								2,036,655
Materials 0.19%
Alcoa Corp.[1]	9,843,000	—	901	9,842,099	(18)	23,853	—	200,287
Allegheny Technologies Inc.[1]	7,502,100	—	687	7,501,413	4	24,309	—	172,983
First Quantum Minerals Ltd.[9]	34,611,924	—	34,611,924	—	(126,955)	168,696	—	—
								373,270
Real estate 0.05%
Redfin Corp.[1]	5,765,790	—	528	5,765,262	1	13,780	—	111,154
Short-term securities 6.27%
Money market investments 6.27%
Capital Group Central Cash Fund 1.78%[7]	120,293,690	36,774,796	32,564,395	124,504,091	53	1,089	59,148	12,450,409
Total 15.39%					$(186,755)	$1,185,938	$64,354	$30,573,956
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $329,382,000, which represented .17% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Rate represents the seven-day yield at 11/30/2019.
[8]	Amount less than one thousand.
[9]	Unaffiliated issuer at 11/30/2019.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$83,000	$83,000.04%
JUUL Labs, Inc., Class A	4/8/2019	120,000	75,812.04
Acerta Pharma BV	5/7/2015	15,750	33,292.02
Total private placement securities		$ 218,750	$ 192,104.10%
The Growth Fund of America — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
The Growth Fund of America — Page 10 of 12

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,644,237	$40,742	$—	$44,684,979
Communication services	34,488,828	—	—	34,488,828
Health care	33,339,495	—	116,292	33,455,787
Consumer discretionary	22,352,289	—	95,000	22,447,289
Industrials	15,994,192	—	—	15,994,192
Financials	14,893,610	—	—	14,893,610
Consumer staples	6,334,941	—	75,812	6,410,753
Energy	6,342,314	—	—	6,342,314
Materials	3,384,114	—	—	3,384,114
Real estate	2,605,470	—	—	2,605,470
Utilities	73,296	—	—	73,296
Preferred securities	1,385,050	1,536	—	1,386,586
Rights & warrants	22,738	—	—	22,738
Bonds, notes & other debt instruments	—	56,980	—	56,980
Short-term securities	12,450,409	—	—	12,450,409
Total	$198,310,983	$99,258	$287,104	$198,697,345
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
The Growth Fund of America — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-005-0120O-S73172	The Growth Fund of America — Page 12 of 12